Emerging Markets Core Equity Portfolio
Emerging Markets Core Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Emerging Markets Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	Emerging Markets Core Equity Portfolio Class R25
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Emerging Markets Core Equity Portfolio Class R25
Management Fee		0.55%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.29%
Total Annual Fund Operating Expenses		1.09%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.

Example

This Example is meant to help you compare the cost of investing in the Emerging Markets Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Emerging Markets Core Equity Portfolio Class R25	111	347	601	1,329

Portfolio Turnover

The Emerging Markets Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Core Equity Portfolio's performance. During the most recent fiscal year, the Emerging Markets Core Equity Portfolio's portfolio turnover rate was 4% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, including frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor's Investment Committee ("Approved Markets"), with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Core Equity Portfolio will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Market securities.

The Emerging Markets Core Equity Portfolio may gain exposure to companies in Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Core Equity Portfolio may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Core Equity Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Foreign Securities and Currencies Risk:Foreign securities prices may decline or fluctuate because of: (a)economic or political actions of foreign governments, and/or (b)less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Emerging Markets Core Equity Portfolio does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Core Equity Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the Emerging Markets Core Equity Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Core Equity Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Emerging Markets Core Equity Portfolio Institutional Class Shares(1) Total Returns (%)
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2006-December 2010
Highest Quarter	Lowest Quarter
40.20 (4/09-6/09)	-26.51 (10/08-12/08)

Periods ending December 31, 2010 Annualized Returns (%)
Average Annual Total Returns - Emerging Markets Core Equity Portfolio	One Year	Five Years	Since Inception	Inception Date
Institutional Class	23.62%	15.05%	17.13%	Apr. 05, 2005
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	18.88%	12.78%	16.39%